Equity Financing Transactions of the Daughter Companies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 25, 2019	Mar. 31, 2022	Dec. 31, 2021	Jan. 13, 2022	Dec. 31, 2020	May 11, 2020	Dec. 31, 2019	Nov. 24, 2019	Dec. 31, 2018
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding			101,571,141		101,108,886
Dilution Gain from the Acquisition of Interest in Subsidiaries and Affiliates			$ 5.7
Thousands of Shares of Common Stock Outstanding
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding			101,571,000		101,109,000		100,784,000		100,435,000
Teekay Tankers
Subsidiary or Equity Method Investee [Line Items]
Stockholders' Equity, Reverse Stock Split	one-for-eight
Purchase of Teekay Tankers common shares (note 4)			$ 4.7
Share Price			$ 11.27
Teekay Tankers | Subsequent Events
Subsidiary or Equity Method Investee [Line Items]
Purchase of Teekay Tankers common shares (note 4)		$ 5.3
Share Price		$ 10.82
Teekay Tankers | Common Class A
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding	29,000,000		400,000					232,000,000
Teekay Tankers | Common Class A | Subsequent Events
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding		500,000
Teekay Tankers | Common Class B
Subsidiary or Equity Method Investee [Line Items]
Common Stock, Shares, Outstanding	4,600,000							37,000,000
Teekay Tankers
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			29.80%		28.60%
Seapeak
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			42.40%		42.40%	42.00%
Seapeak | Subsequent Events | General Partner
Subsidiary or Equity Method Investee [Line Items]
Per share proceeds from Sale of Interest in Partnership Unit				$ 17.00
Seapeak | Common Class A
Subsidiary or Equity Method Investee [Line Items]
Partners Capital Account, Number of Units Owned by Controlling Interest			36,000,000.0
Seapeak | Common Class A | Subsequent Events
Subsidiary or Equity Method Investee [Line Items]
Partners Capital Account, Number of Units Owned by Controlling Interest				36,000,000
Seapeak | Thousands of Shares of Common Stock Outstanding
Subsidiary or Equity Method Investee [Line Items]
Limited Partners' Capital Account, Units Issued						10,750,000